ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2014	2015

Accrued welfare benefits	$196,455	$344,371
Accrued payroll and bonus	5,719,423	5,298,312
Advance from customers	793,565	1,628,693
Accrued professional service fees	3,663,273	3,662,042
Accrued marketing expense	5,545,844	4,724,276
Other tax payables	-	237,568
Others	661,791	128,981

	$16,580,351	$16,024,243